Exhibit 99.1

GM Financial Automobile Leasing Trust 2024-2

5.72% Exchange Note

Class A-1 5.53100% Asset Backed Notes

Class A-2A 5.43% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 5.39% Asset Backed Notes

Class A-4 5.36% Asset Backed Notes

Class B 5.56% Asset Backed Notes

Class C 5.63% Asset Backed Notes

Class D 5.71% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	08/01/26
End of Period:	08/31/26
Number of days in Interest Period (Actual/360):	32
Number of days in Collection Period:	31
Report Due Date:	09/17/26
Distribution Date:	09/21/26
Transaction Month:	28

2024-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	47,458	04/03/2024	05/16/2024	$1,521,812,439

Total	47,458			$1,521,812,439

RECONCILIATION OF 2024-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$330,232,494

{2}	Reduction in Agg. Securitization Value due to payments	{2}	3,824,145
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	562,130
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	40,514,237
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	44,900,512

{7}	End of period Aggregate Securitization Value		{7}	$285,331,982

{8}	Pool Factor		{8}	18.749484%

RECONCILIATION OF 2024-2 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,460,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$268,420,055

{11}	Exchange Note Principal Payment Amount	{11}	44,900,512

{12}	End of period Exchange Note Balance	{12}	$223,519,543

{13}	Note Pool Factor	{13}	15.309558%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$188,680,000	$294,480,000	$220,000,000	$465,470,000	$65,500,000

{15}	Beginning of period Note Balance	{15}	$0	$0	$0	$0	$19,720,312

{16}	Noteholders’ Principal Distributable Amount	{16}	0	0	0	0	19,720,312
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$0	$0	$0

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	0.0000000%	0.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$66,220,000	$61,670,000	$38,050,000	$1,400,070,000

{23}	Beginning of period Note Balance	{23}	$66,220,000	$61,670,000	$38,050,000	$185,660,312

{24}	Noteholders’ Principal Distributable Amount	{24}	25,180,200	0	0	44,900,512
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$41,039,800	$61,670,000	$38,050,000	$140,759,800

{29}	Note Pool Factor	{29}	61.974932%	100.000000%	100.000000%	10.053769%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:

{30}	Beginning of period Designated Pool Balance		{30}	$330,232,494

{31}	Ending Designated Pool Balance	{31}	285,331,982
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	285,331,982

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$44,900,512

Interest calculation:

	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$268,420,055	$0	5.72%	30	30/360	$1,279,469

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:

{36}	2024-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$6,150,135
{37}	Net Liquidation Proceeds collected during period	{37}	45,837,487
{38}	Investment Earnings	{38}	169,428
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(169,428)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	51,987,622

Distributions:

{42}	To the Servicer, Designated Pool Servicing Fee	{42}	275,194
{43}	To the 2024-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,279,469
{44}	To the 2024-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	44,900,512
{45}	To the 2024-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2024-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	5,532,447

{47}	Total Distributions:		{47}	$51,987,622

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:

{48}	Beginning Agg. Securitization Value	{48}	$330,232,494
{49}	Ending Agg. Securitization Value	{49}	285,331,982
{50}	Principal Distributable Amount {48} - {49}		{50}	44,900,512

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	44,900,512

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (a) (i) through (xiii) to the Required Pro Forma Note Balance			{53}	44,900,512

{54}	Noteholders’ Principal Distributable Amount Lesser of {52} and {53}				{54}	$44,900,512

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	5.53100%	32	Actual/360	$0
{56}	Class A-2A	$0	0	5.43%	30	30/360	0
{57}	Class A-2B	$0	0	4.05884%	32	Actual/360	0
{58}	Class A-3	$0	0	5.39%	30	30/360	0
{59}	Class A-4	$19,720,312	0	5.36%	30	30/360	88,085
{60}	Class B	$66,220,000	0	5.56%	30	30/360	306,820
{61}	Class C	$61,670,000	0	5.63%	30	30/360	289,336
{62}	Class D	$38,050,000	0	5.71%	30	30/360	181,055

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:

{63}	2024-2 Exchange Note Collections	{63}	$51,712,428
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	169,428
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	11,574
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	51,893,430

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	51,893,430

Distributions:

{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	250
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	0
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	88,085
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	306,820
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	289,336
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	181,055
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	44,900,512
{89}	To the Reserve Account, the Reserve Account Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	6,126,955

{96}	Total Distributions:		{96}	$51,893,430

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$19,720,312	$285,331,982	$0	$51,804,678	$0
{98}	Class B	85,940,312	285,331,982	0	51,497,858	0
{99}	Class C	147,610,312	285,331,982	0	51,208,522	0
{100}	Class D	185,660,312	285,331,982	0	51,027,467	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$6,126,955

{102}	Beginning Note Balance	{102}	185,660,312
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	44,900,512
{104}	Pro-Forma Note Balance		{104}	140,759,800

{105}	Ending Aggregate Securitization Value	{105}	285,331,982
{106}	10.5% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full, 9.5% Thereafter ($144,572,182)	{106}	144,572,182
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	140,759,800

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:

{110}	Ending Aggregate Securitization Value	{110}	$285,331,982
{111}	End of Period Note Balance	{111}	223,519,543
{112}	Overcollateralization	{112}	61,812,439
{113}	Overcollateralization %		{113}	21.66%

Asset Backed Notes:

{114}	Ending Aggregate Securitization Value	{114}	285,331,982
{115}	End of Period Note Balance	{115}	140,759,800
{116}	Overcollateralization	{116}	144,572,182
{117}	Overcollateralization %		{117}	50.67%

RECONCILIATION OF 2024-2 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$3,804,531

{119}	Beginning of Period Reserve Account balance		{119}	$3,804,531
{120}	Investment Earnings	{120}	11,574
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	3,816,105

{124}	Specified Reserve Balance		{124}	3,804,531

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	11,574

{126}	End of period Reserve Account balance		{126}	$3,804,531

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$1,650,306	0.58%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90%)	{128}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	September 16, 2026

GM Financial

GMALT 2024-2

Supplemental Monthly Data

August 31, 2026

	Aggregate Securitization Value	Residual Value
Beginning of Period	$330,232,494	$303,684,554
Change	(44,900,512)	(39,889,899)
End of Period	$285,331,982	$263,794,655

Residual Value as % of Agg. Securitization Value		92.45%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	10,707	281,404,244	98.62%
31 - 60 days	78	2,277,432	0.80%
61 - 90 days	39	1,170,617	0.41%
91 - 120 days	17	479,689	0.17%
Total	10,841	285,331,982	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	647	15,509,054	16,350	449,515,065
Standard terminations	548	12,272,219	7,204	161,735,314
Total retained by lessee	1,195	27,781,273	23,554	611,250,379
Returned Vehicles
Early terminations	235	6,734,365	6,065	154,543,334
Standard terminations	228	5,998,599	5,699	141,056,738
Total returned to dealer	463	12,732,964	11,764	295,600,072
Charged off leases / Repossessed vehicles	22	562,130	1,296	38,490,783
Repurchases	0	0	3	82,623
Other	0	0	0	0
Total terminations	1,680	41,076,367	36,617	945,423,857

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	148	2,937,874	0.89%

Deferments	8	224,591	0.07%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	562,130	38,490,783
less: Sales proceeds	570,004	39,339,851
less: Excess wear and excess mileage received	0	3,333
less: Other amounts received	0	0
Net Credit (Gain) Loss	(7,874)	(852,401)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	12,767,589	295,167,607
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	13,748,032	322,626,444
less: Excess wear and excess mileage received	125,896	1,810,336
less: Other recovery amounts	0	0
Residual (Gain) Loss	(1,106,339)	(29,269,173)

	Current Period	Prev. Month
Prepay Speed	1.1323%	1.2827%

Return Rate based on Scheduled to Terminate(2)	22.9208%	22.6947%

Return Rate based on Terminated Leases(3)	27.5595%	25.8997%

(1) Percentages may not add to 100% due to rounding.
(2) Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3) Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.